Leases - Schedule of Future Minimum Lease Payments for Operating Leases under ASC 842 (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
2020	¥ 11,790
2021	11,492
2022	2,626
Total	¥ 25,908